Trade Receivables – Net (Details) - Schedule of Allowance for Doubtful Accounts - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of year	$ 226,432	$ 224,569
Provisions	96,343	25,163
Cancellation		(834)
Account recoveries	(20,236)
Translations effects	(18,982)	(22,466)
Balance at end of year	$ 283,557	$ 226,432